UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03162

Active Assets Tax-Free Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: June 30, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (68.5%)
$82,600	Arizona Health Facilities Authority Banner Health, Ser 2008 E	0.08%	04/07/14	01/01/29	$82,600,000
6,905	Barclays Capital Municipal Trust Receipts, MA, Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W (c)	0.08	04/07/14	07/01/38	6,905,000
7,000	Barclays Capital Municipal Trust Receipts, NC, Charlotte Water & Sewer System Ser 2009 B Floater-TRs Ser 43W (c)	0.08	04/07/14	07/01/38	7,000,000
25,355	BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9 (c)	0.06	04/07/14	01/01/16	25,355,000
	BB&T Municipal Trust, FL,
23,510	Seminole County Water & Sewer Ser 2006 Floater Certificates Ser 45 (c)	0.06	04/07/14	10/01/14	23,510,000
25,425	Tampa Bay Water Ser 2008 Floater Certificates Ser 36 (c)	0.06	04/07/14	04/01/16	25,425,000
10,180	BB&T Municipal Trust, NY, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055 (c)	0.06	04/07/14	10/01/15	10,180,000
193,245	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.05	04/07/14	06/01/41	193,245,000
	California Statewide Communities Development Authority,
72,955	Gas Supply Sacramento Municipal Utility District Ser 2010	0.06	04/07/14	11/01/40	72,955,000
97,150	Kaiser Permanente Ser 2008 A	0.04	04/07/14	04/01/32	97,150,000
30,900	Kaiser Permanente Ser 2009 C-3	0.05	04/07/14	04/01/45	30,900,000
52,000	Capital Beltway Funding Corporation of Virginia, Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.04	04/07/14	12/31/47	52,000,000
117,165	Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009	0.06	04/07/14	08/01/39	117,165,000
70,485	Charlotte, NC, Water & Sewer System Ser 2006 B	0.06	04/07/14	07/01/36	70,485,000
16,250	Chicago, IL, Ser 2008 A ROCs II-R Ser 11940 (c)	0.33	04/07/14	07/01/28	16,250,000
	Colorado Springs, CO,
76,465	Utilities System Sub Lien Ser 2004 A	0.08	04/07/14	11/01/23	76,465,000
36,395	Utilities System Sub Lien Ser 2005 A	0.08	04/07/14	11/01/35	36,395,000
45,125	Utilities System Sub Lien Ser 2006 A	0.06	04/07/14	11/01/25	45,125,000
27,760	Utilities System Sub Lien Ser 2007 A	0.07	04/07/14	11/01/37	27,760,000
67,275	Utilities System Sub Lien Ser 2007 B	0.06	04/07/14	11/01/26	67,275,000
43,005	Utilities System Sub Lien Ser 2009 C	0.06	04/07/14	11/01/28	43,005,000
36,935	Utilities System Sub Lien Ser 2010 C	0.06	04/07/14	11/01/40	36,935,000
7,540	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541 (c)	0.08	04/07/14	06/01/16	7,540,000
	Deutsche Bank SPEARS, CO,
10,170	Colorado Health Facilities Authority Catholic Health Initiatives Ser 2011A DBE-1252 (c)	0.11	04/07/14	02/01/41	10,170,000
5,360	Colorado Health Facilities Authority Catholic Health Initiatives Ser 2013A DBE-1234 (c)	0.11	04/07/14	01/01/45	5,360,000
6,000	Deutsche Bank SPEARS, DC, District of Columbia Tax Increment Gallery Place Ser 2012 Spears Ser DBE-1187 (c)	0.13	04/07/14	06/01/31	6,000,000
	Deutsche Bank SPEARS, FL,
16,495	Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X (c)	0.10	04/07/14	10/01/33	16,495,000
14,765	Miami-Dade County Water & Sewer System Ser 2010 SPEARS Ser DBE-1124X (c)	0.11	04/07/14	10/01/39	14,765,000
	Deutsche Bank SPEARS, IL,

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

26,715	Chicago Transit Authority Sales Tax Receipts Ser 2011 DBE-1264 (c)	0.11	04/07/14	12/01/36	26,715,000
13,330	Illinois Ser June 2013 SPEARS Ser DBE-1184 (c)	0.16	04/07/14	07/01/31	13,330,000
17,050	Illinois State Finance Authority Centegra Health 2012 SPEARS Ser DBE-1122 (c)	0.11	04/07/14	09/01/38	17,050,000
16,995	Deutsche Bank SPEARS, KS, Wyandotte County/Kansas City Unified Government Board of Public Utilities Ser 2012 B DBE-1289 (c)	0.11	04/07/14	09/01/37	16,995,000
4,065	Deutsche Bank SPEARS, LA, Jefferson Sales Tax District Special Tax Ser 2005 Spears Ser DBE-1221 (c)	0.11	04/07/14	12/01/20	4,065,000
9,995	Deutsche Bank SPEARS, MA, Massachusetts Development Finance Agency Northeastern University Ser 2014 A Spears Ser DBE-1231 (c)	0.11	04/07/14	03/01/44	9,995,000
28,000	Deutsche Bank SPEARS, NJ, New Jersey Transportation Trust Fund Authority SPEARS Ser DBE-1246 (c)	0.11	04/07/14	12/15/34	28,000,000
	Deutsche Bank SPEARS, NY,
3,550	New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X (c)	0.08	04/07/14	06/15/45	3,550,000
10,000	New York Liberty Development Corporation 4 World Trade Center Ser 2011 DBE-1266 (c)	0.11	04/07/14	11/15/44	10,000,000
	Deutsche Bank SPEARS, PA,
44,345	Pennsylvania Turnpike Commission Ser 2012 A Spears Ser DBE-1242 (c)	0.11	04/07/14	12/01/42	44,345,000
14,245	Philadelphia Water & Wastewater Ser 2014 A Spears Ser DBE-1243 (c)	0.11	04/07/14	07/01/43	14,245,000
	Deutsche Bank SPEARS, TX,
47,395	Dallas/Fort Worth International Airport Joint Revenue Improvement Ser 2012 H Spears Ser DBE-1233 (AMT) (c)	0.12	04/07/14	11/01/37	47,395,000
29,340	Dallas/Fort Worth International Airport Joint Ser 2012 E & F SPEARS Ser DBE-1127X (c)	0.11	04/07/14	11/01/35	29,340,000
41,900	Lower Colorado River Authority Ser 2013 Spears Ser DBE-1235 (c)	0.11	04/07/14	05/15/39	41,900,000
99,270	District of Columbia, The Pew Charitable Trusts Ser 2008 A	0.06	04/07/14	04/01/38	99,270,000
29,110	Eastern Municipal Water District, CA, Water & Sewer Ser 2008 A COPs	0.05	04/07/14	07/01/30	29,110,000
	Eclipse Funding Trust, NY,
19,830	Metropolitan Transportation Authority Dedicated Tax Ser 2012 A Solar Eclipse Ser 2012-0013 (c)	0.06	04/07/14	05/15/20	19,830,000
54,915	New York State Dormitory Authority Personal Income Tax Ser 2012 B Solar Eclipse Ser 2012-0003 (c)	0.06	04/07/14	03/15/20	54,915,000
24,400	Fairfax County Industrial Development Authority, VA, Inova Health System Foundation Ser 2000	0.05	04/07/14	01/01/30	24,400,000
23,800	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.07	04/07/14	10/15/16	23,800,000
	Gainesville, FL,
110,340	Utilities System 2007 Ser A	0.06	04/07/14	10/01/36	110,340,000
58,900	Utilities System 2008 Ser B	0.04	04/07/14	10/01/38	58,900,000
	Highlands County Health Facilities Authority, FL,
8,765	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC) (c)	0.07	04/07/14	11/15/14	8,765,000
20,830	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.05	04/07/14	11/15/33	20,830,000
	Houston, TX,

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

66,900	Combined Utility System First Lien Ser 2004 B2	0.05	04/07/14	05/15/34	66,900,000
100,000	Combined Utility System First Lien Ser 2004 B5	0.06	04/07/14	05/15/34	100,000,000
70,825	Combined Utility System First Lien Ser 2004 B6	0.06	04/07/14	05/15/34	70,825,000
	Illinois Toll Highway Authority,
50,000	Toll Highway Senior Priority Ser 2007 A-1B	0.07	04/07/14	07/01/30	50,000,000
80,000	Toll Highway Senior Priority Ser 2007 A-2B	0.07	04/07/14	07/01/30	80,000,000
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.06	04/07/14	11/15/33	20,075,000
100,000	Trinity Health Ser 2008 D-1	0.05	04/07/14	12/01/34	100,000,000
26,085	Indiana Health & Educational Facility Financing Authority, Howard Regional Health System Ser 2005 A	0.07	04/07/14	01/01/35	26,085,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.07	04/07/14	06/01/23	10,000,000
37,470	JEA, FL, Water & Sewer System Subser 2008 A-2	0.06	04/07/14	10/01/42	37,470,000
43,000	King County, WA, Sewer Ser 2007 Eagle #20070084 Class A (AGM) (c)	0.08	04/07/14	01/01/47	43,000,000
72,100	Long Island Power Authority, NY, Electric System Ser 2012 C	0.06	04/07/14	05/01/33	72,100,000
182,820	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.06	04/07/14	08/01/40	182,820,000
59,400	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.05	04/07/14	02/15/43	59,400,000
34,480	Massachusetts, Refg 1997 Ser B	0.04	04/07/14	08/01/15	34,480,000
	Massachusetts Bay Transportation Authority,
66,435	General Transportation System Ser 2000 A-1	0.05	04/07/14	03/01/30	66,435,000
9,900	Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM) (c)	0.06	04/07/14	07/01/29	9,900,000
73,845	Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance Ser 2010 A-6	0.07	04/07/14	01/01/39	73,845,000
67,280	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser J-1	0.04	04/07/14	07/01/31	67,280,000
	Massachusetts Water Resources Authority,
55,485	Gen Ser 2008 A-1	0.07	04/07/14	08/01/37	55,485,000
62,345	Gen Ser 2008 A-2	0.06	04/07/14	08/01/37	62,345,000
88,300	Gen Ser 2008 A-3	0.06	04/07/14	08/01/37	88,300,000
113,180	Gen Ser 2008 C-2	0.05	04/07/14	11/01/26	113,180,000
62,100	Gen Ser 2008 E (c)	0.06	04/07/14	08/01/37	62,100,000
60,000	Gen Ser 2008 F	0.04	04/07/14	08/01/29	60,000,000
	Metropolitan Transportation Authority, NY,
24,445	Ser 2005 B Eagle #20060114 Class A (BHAC) (c)	0.07	04/07/14	11/15/35	24,445,000
75,600	Ser 2005 E Subser E-1	0.07	04/07/14	11/01/35	75,600,000
77,560	Ser 2011 B	0.07	04/07/14	11/01/41	77,560,000
12,870	Miami-Dade County School Board, FL, Ser 2007 B COPs Eagle #20070068 Class A (BHAC) (c)	0.07	04/07/14	05/01/32	12,870,000
12,245	Michigan Finance Authority, Unemployment Obligation Assessment Ser 2012 C	0.07	04/07/14	07/01/24	12,245,000
	Mobile Downtown Redevelopment Authority, AL,
34,285	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.07	04/07/14	05/01/41	34,285,000
25,885	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.07	04/07/14	05/01/41	25,885,000
60,000	Murray City, UT, IHC Health Services, Inc. Ser 2003 B	0.05	04/07/14	05/15/36	60,000,000
19,740	New Castle County, DE, University Courtyard Apartments Ser 2005	0.08	04/07/14	08/01/31	19,740,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

39,750	New Hampshire Higher Educational & Health Facilities Authority, St. Paul’s School Ser 1998	0.07	04/07/14	01/01/28	39,750,000
40,165	New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Ser 2008	0.06	04/07/14	08/01/34	40,165,000
59,240	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.06	04/07/14	11/01/39	59,240,000
	New York City Municipal Water Finance Authority, NY,
59,500	2000 Ser C	0.07	04/07/14	06/15/33	59,500,000
50,000	Second General Fiscal 2003 F1B	0.05	04/07/14	06/15/35	50,000,000
131,125	Second General Fiscal 2010 Ser CC	0.05	04/07/14	06/15/41	131,125,000
84,575	Water & Sewer System Fiscal 2008 Ser B-4	0.05	04/07/14	06/15/23	84,575,000
90,000	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5	0.07	04/07/14	02/01/35	90,000,000
36,275	New York City, NY, Fiscal 2004 Subser A-5	0.07	04/07/14	08/01/31	36,275,000
	North Carolina Medical Care Commission,
63,125	Cape Fear Valley Health System Ser 2008 A-1	0.05	04/07/14	10/01/36	63,125,000
61,900	Cape Fear Valley Health System Ser 2008 A-2	0.05	04/07/14	10/01/36	61,900,000
81,600	Orlando Utilities Commission, FL, Utility System Ser 2008-2	0.06	04/07/14	10/01/33	81,600,000
45,000	Orlando-Orange County Expressway Authority, FL, Ser 2008 B-1	0.06	04/07/14	07/01/40	45,000,000
45,000	Paulding County Hospital Authority, GA, WellStar Health System Ser 2012 B	0.06	04/07/14	04/01/43	45,000,000
31,250	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.06	04/07/14	11/01/38	31,250,000
10,000	Puttable Floating Option Tax-Exempts Receipts, NY, Metropolitan Transportation Authority Transportation Ser 2013 A BANs P-Floats MT-844 (c)	0.12	04/07/14	04/19/15	10,000,000
20,000	RBC Municipal Products Trust, Inc., CO, Denver City & County Airport System Ser 2008-C2 & C3 Floater Certificates Ser E-25 (c)	0.09	04/07/14	11/15/25	20,000,000
19,600	RBC Municipal Products Trust, Inc., MA, Massachusetts Ser 2001 Floater Certificates Ser E-32 (c)	0.06	04/07/14	08/01/14	19,600,000
	RBC Municipal Products Trust, Inc., PA,
46,790	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16 (c)	0.06	04/07/14	08/01/14	46,790,000
42,000	Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36 (c)	0.06	04/07/14	02/01/18	42,000,000
27,000	Rib Floater Credit Enhanced Trust, NJ, New Jersey Health Care Facilities Financing Authority University Hospital Ser 2013A BANs Trust Receipts Ser 2013 FR-14WE (c)	0.11	04/07/14	07/03/17	27,000,000
7,335	Rib Floater Credit Enhanced Trust, NY, New York City Municipal Water Finance Authority Second General Fiscal 2013 Ser CC Trust Receipts Ser 2013 FR-3WX (c)	0.07	04/07/14	06/15/47	7,335,000
18,125	Richmond, KY, Kentucky League of Cities Funding Trust Ser 2006 A	0.07	04/07/14	03/01/36	18,125,000
13,345	Riverton, UT, IHC Health Services, Inc. Deutsche Bank SPEARS Ser DB 1063X (c)	0.09	04/07/14	08/15/41	13,345,000
88,100	San Antonio, TX, Electric & Gas Systems Jr. Lien Ser 2003	0.06	04/07/14	02/01/33	88,100,000
41,600	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.07	04/07/14	06/01/29	41,600,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

7,360	South-central Pennsylvania General Authority, WellSpan Health Ser 2008 A ROCs II-R Ser 11686 (c)	0.07	04/07/14	12/01/24	7,360,000
	Texas Transportation Commission,
34,640	Mobility Fund Ser 2005-B	0.06	04/07/14	04/01/30	34,640,000
26,000	Mobility Fund Ser 2007 Eagle #20070090 Class A (c)	0.06	04/07/14	04/01/37	26,000,000
127,015	University of California Regents, Ser 2013 AL-4	0.04	04/07/14	05/15/48	127,015,000
80,040	University of Massachusetts Building Authority, Senior Ser 2011-1	0.05	04/07/14	11/01/34	80,040,000
30,270	University of New Mexico Regents, Sub Lien System Improvement Ser 2001	0.08	04/07/14	06/01/26	30,270,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A (c)	0.07	04/07/14	12/01/34	30,000,000
	University of Texas Regents,
50,000	Financing System Ser 2007 B	0.06	04/07/14	08/01/34	50,000,000
65,900	Financing System Ser 2008 B	0.03	04/07/14	08/01/39	65,900,000
63,200	Permanent University Fund Ser 2008 A	0.06	04/07/14	07/01/37	63,200,000
29,720	Utah Board of Regents, Student Loan Ser 2011 A (AMT)	0.07	04/07/14	11/01/45	29,720,000
	Utah Water Finance Agency,
54,665	Ser 2008 B	0.07	04/07/14	10/01/37	54,665,000
39,955	Ser 2008 B-2	0.07	04/07/14	10/01/35	39,955,000
149,945	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C (c)	0.08	04/07/14	05/15/39	149,945,000
64,240	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Ser 2012 D	0.07	04/07/14	07/15/28	64,240,000

	Total Weekly Variable Rate Bonds (Cost $6,041,505,000)				6,041,505,000

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Municipal Bonds & Notes (8.7%)
172,000	California, Ser 2013-14 A-2 RANs, dtd 08/22/13	2.00%	0.23%	06/23/14	172,690,865
13,750	Dayton City School District, OH, School Facilities Construction & Improvement Ser 2013 B Notes, dtd 10/15/13	1.25	0.30	10/15/14	13,820,279
16,000	Hazard, KY, Appalachian Regional Healthcare Ser 2013 BANs, dtd 11/20/13	1.00	0.50	12/01/14	16,053,265
4,250	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2013-1, dtd 08/29/13	1.00	0.28	09/01/14	4,262,758
100,000	Los Angeles, CA, Ser 2013 B TRANs, dtd 07/11/13	2.00	0.17	05/01/14	100,150,204
270,000	New Jersey, Ser Fiscal 2014 C TRANs, dtd 12/03/13	2.00	0.34	06/26/14	271,055,409
11,000	Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion, dtd 02/20/14	1.00	0.30	03/01/15	11,070,631
160,000	Texas, Ser 2013 TRANs, dtd 09/03/13	2.00	0.20	08/28/14	161,174,402
17,000	Troy Enlarged City School District, NY, Ser 2013 BANs, dtd 11/19/13	1.25	0.35	07/15/14	17,044,100
2,000	Wisconsin Rural Water Construction Loan Program Commission, Ser 2013 BANs, dtd 08/29/13	1.00	0.28	09/01/14	2,006,003

	Total Municipal Bonds & Notes (Cost $769,327,916)				769,327,916

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Put Option Bonds (7.1%)
4,090	Deutsche Bank SPEARS, KY, Kentucky Housing Corporation Housing 2007 Ser A SPEARS Ser DBE-1118 (AMT) (c)	0.29%	05/15/14	07/01/32	4,090,000
10,545	Deutsche Bank SPEARS, MI, Michigan Housing Development Authority Rental Housing Ser 2012 D SPEARS Ser DBE-1121 (c)	0.34	06/12/14	10/01/42	10,545,000
5,960	Deutsche Bank SPEARS, OR, Oregon Housing & Community Services Department Multifamily Housing 2012 Ser B SPEARS Ser DBE-1120 (AMT) (c)	0.29	05/15/14	07/01/43	5,960,000
20,000	Franklin County, OH, CHE Trinity Health Credit Group Window Ser 2013	0.13	10/27/14	12/01/46	20,000,000
8,000	Franklin County, OH, Ohio Health Corporation Ser 2011 C	0.09	06/04/14	11/15/33	8,000,000
8,500	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.18	10/27/14	04/01/51	8,500,000
60,000	JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 4410 (c)	0.11	05/08/14	08/01/18	60,000,000
50,000	JP Morgan Chase & Co., PA, Allegheny County Hospital Development Authority (c)	0.11	05/08/14	12/01/17	50,000,000
7,680	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.21	10/27/14	02/01/46	7,680,000
9,700	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.21	10/27/14	02/01/46	9,700,000
15,500	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.15	10/27/14	07/01/30	15,500,000
10,125	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-7	0.12	10/27/14	11/15/47	10,125,000
30,000	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8	0.12	10/27/14	11/15/47	30,000,000
18,000	Missouri Health & Educational Facilities Authority, BJC Health System Window Ser 2013 C	0.13	10/27/14	01/01/50	18,000,000
50,000	New York Liberty Development Corporation, Recovery Zone 3 World Trade Center Ser 2010 A-1 (c)	0.15	03/19/15	12/01/50	50,000,000
162,000	New York Liberty Development Corporation, NY, 3 World Trade Center Ser 2011 A-1 (c)	0.15	03/19/15	12/01/49	162,000,000
7,630	Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2010 B	0.18	10/27/14	11/01/34	7,630,000
5,930	Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2010 C	0.18	10/27/14	11/01/34	5,930,000
16,865	Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2012 A	0.14	10/27/14	11/01/34	16,865,000
9,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.17	10/27/14	10/01/27	9,000,000
25,610	Riverside, CA, Water Ser 2011 A	0.08	04/01/14	10/01/35	25,610,000
34,000	Suffolk Economic Development Authority, VA, Sentara Healthcare Ser 2008 Eagle #20130014 Class A (c)	0.14	05/22/14	11/01/35	34,000,000
15,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.19	10/27/14	11/15/50	15,000,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

14,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2013 B	0.15	10/27/14	11/15/50	14,000,000
14,080	University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2	0.15	10/27/14	11/01/34	14,080,000
16,000	Washington Health Care Facilities Authority, Catholic Health Initiatives Window Ser 2013 B	0.21	10/27/14	01/01/35	16,000,000

	Total Put Option Bonds (Cost $628,215,000)				628,215,000

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (6.0%)
	Harris County Cultural Education Facilities Finance Corporation, TX,
34,000	Methodist Hospital System Ser 2009 C-1	0.20%	0.20%	06/04/14	34,000,000
65,000	Methodist Hospital System Ser 2009 C-1	0.20	0.20	07/02/14	65,000,000
24,000	Methodist Hospital System Ser 2009 C-2	0.20	0.20	04/03/14	24,000,000
71,500	Harris County Metropolitan Transit Authority, TX, Sales & Use Tax Ser A-1	0.08	0.08	05/09/14	71,500,000
50,100	Houston, TX, Ser G-2	0.08	0.08	04/22/14	50,100,000
68,895	Montgomery County, MD, 2009 Ser A BANs	0.08	0.08	04/24/14	68,895,000
32,000	North Texas Tollway Authority, Ser 2009 D	0.07	0.07	05/08/14	32,000,000
	San Antonio, TX,
105,000	Electric & Gas Systems Ser B	0.08	0.08	04/29/14	105,000,000
80,655	Water System Ser 2012 A	0.07	0.07	04/10/14	80,655,000

	Total Commercial Paper (Cost $531,150,000)				531,150,000

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Daily Variable Rate Bonds (6.0%)
40,000	Chicago, IL, Neighborhoods Alive Ser 21 B	0.06%	04/01/14	01/01/37	40,000,000
48,870	Gainesville, FL, Utilities System 2012 Ser B	0.07	04/01/14	10/01/42	48,870,000
43,525	Indiana Finance Authority, Environmental Refunding Duke Energy Indiana, Inc. Ser 2009 A-4	0.07	04/01/14	12/01/39	43,525,000
44,220	JEA, FL, Water & Sewer System Subser 2008 A-1	0.06	04/01/14	10/01/38	44,220,000
19,390	JP Morgan Chase & Co., MD, Maryland State & Local Facilities Loan 1st Ser 2014 C PUTTERs Ser 4439 (c)	0.09	04/01/14	02/01/20	19,390,000
27,600	Massachusetts, Central Artery Ser 2000 A	0.07	04/01/14	12/01/30	27,600,000
	New York City Municipal Water Finance Authority, NY,
62,190	Water & Sewer System Fiscal 20014 Subser AA-6	0.07	04/01/14	06/15/48	62,190,000
30,700	Water & Sewer System Fiscal 2014 Subser AA-5	0.07	04/01/14	06/15/48	30,700,000
114,500	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G-5	0.07	04/02/14	05/01/34	114,500,000
	New York City, NY,
52,450	Fiscal 2008 Ser J Subser J-3	0.07	04/02/14	08/01/23	52,450,000
41,700	Fiscal 2012 Subser G-6	0.08	04/01/14	04/01/42	41,700,000

	Total Daily Variable Rate Bonds (Cost $525,145,000)				525,145,000

	Closed-End Investment Companies (4.8%) (c)
16,000	Blackrock MuniYield Quality Fund, Inc., VRDP Ser W-7 (AMT)	0.15	04/07/14	10/01/41	16,000,000
	Nuveen AMT-Free Municipal Income Fund,

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

20,500	VRDP Ser 1	0.15	04/07/14	06/01/40	20,500,000
15,000	VRDP Ser 2	0.14	04/07/14	12/01/40	15,000,000
5,600	Nuveen California Performance Plus Municipal Fund, Inc., VRDP Ser 1-810 (AMT)	0.13	04/07/14	12/01/40	5,600,000
86,700	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT)	0.15	04/07/14	12/01/40	86,700,000
20,000	Nuveen Investment Quality Municipal Fund, Inc., VRDP Ser 1-2118 (AMT)	0.15	04/07/14	05/01/41	20,000,000
45,000	Nuveen Municipal Market Opportunity Fund, Inc., VRDP Ser 1-3509 (AMT)	0.18	04/07/14	03/01/40	45,000,000
4,000	Nuveen New Jersey Dividend Advantage Municipal Fund, VRDP Ser 1-450 (AMT)	0.16	04/07/14	08/03/43	4,000,000
5,000	Nuveen New York AMT-Free Municipal Income Fund, VRDP Ser 4	0.14	04/07/14	06/01/40	5,000,000
17,000	Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1-1617 (AMT)	0.12	04/07/14	12/01/40	17,000,000
10,000	Nuveen Ohio Quality Income Municipal Fund, VRDP Ser 1-1480 (AMT)	0.15	04/07/14	09/01/43	10,000,000
110,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)	0.15	04/07/14	05/01/41	110,000,000
50,000	Nuveen Quality Income Municipal Fund, Inc., VRDP Ser 1-3884 (AMT)	0.14	04/07/14	12/01/40	50,000,000
16,000	Nuveen Virginia Premium Income Municipal Fund, VRDP Ser 1-1280 (AMT)	0.16	04/07/14	08/03/43	16,000,000

	Total Closed-End Investment Companies (Cost $420,800,000)				420,800,000

	Floating Rate Note (0.3%)
20,000	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2013 (Cost $20,000,000)	0.36%		05/01/14	20,000,000

	Total Investments (Cost $8,936,142,916) (d)			101.4%	8,936,142,916
	Liabilities in Excess of Other Assets			(1.4)	(119,372,027)

	Net Assets			100.0%	$8,816,770,889

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
TRs	Trust Receipts.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at March 31, 2014.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Cost is the same for federal income tax purposes.
Bond Insurance:
AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

Active Assets Tax-Free Trust

Notes to Portfolio of Investments ¡ March 31, 2014 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$6,041,505,000	$—	$6,041,505,000
Municipal Bonds & Notes	—	769,327,916	—	769,327,916
Put Option Bonds	—	628,215,000	—	628,215,000
Commercial Paper	—	531,150,000	—	531,150,000
Daily Variable Rate Bonds	—	525,145,000	—	525,145,000
Closed-End Investment Companies	—	420,800,000	—	420,800,000
Floating Rate Note	—	20,000,000	—	20,000,000

Total Assets	$—	$8,936,142,916	$—	$8,936,142,916

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2014, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 20, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 20, 2014